Fair Value Measurements, Derivative Instruments and Hedging Activities and Financial Risk - Financial Instruments that are not Measured at Fair Value on a Recurring Basis (Details) - Financial Instruments Not Measured at Fair Value on a Recurring Basis - USD ($)
$ in Millions
	Nov. 30, 2020	Nov. 30, 2019
Carrying Value
Assets
Long-term other assets	$ 45	$ 181
Total	45	181
Liabilities
Total	27,581	11,634
Carrying Value | Fixed Rate
Liabilities
Debt	15,547	7,438
Carrying Value | Floating Rate
Liabilities
Debt	12,034	4,195
Fair Value | Level 1
Assets
Long-term other assets	0	0
Total	0	0
Liabilities
Total	0	0
Fair Value | Level 1 | Fixed Rate
Liabilities
Debt	0	0
Fair Value | Level 1 | Floating Rate
Liabilities
Debt	0	0
Fair Value | Level 2
Assets
Long-term other assets	17	31
Total	17	31
Liabilities
Total	27,670	12,030
Fair Value | Level 2 | Fixed Rate
Liabilities
Debt	16,258	7,782
Fair Value | Level 2 | Floating Rate
Liabilities
Debt	11,412	4,248
Fair Value | Level 3
Assets
Long-term other assets	18	149
Total	18	149
Liabilities
Total	0	0
Fair Value | Level 3 | Fixed Rate
Liabilities
Debt	0	0
Fair Value | Level 3 | Floating Rate
Liabilities
Debt	$ 0	$ 0